Summary of Significant Accounting Policies (Details) - Schedule of Net Income (Loss) Per Share Available to Common Stockholders - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Net Income (Loss) Per Share Available to Common Stockholders [Line Item]
Total	75,734,164	7,915,414	9,692,914	7,624,164
Warrants [Member]
Schedule of Net Income (Loss) Per Share Available to Common Stockholders [Line Item]
Total	1,705,000	1,705,000	1,705,000	1,705,000
Stock Options [Member]
Schedule of Net Income (Loss) Per Share Available to Common Stockholders [Line Item]
Total	3,222,500	1,403,750	3,181,250	1,112,500
Convertible Notes Payable [Member]
Schedule of Net Income (Loss) Per Share Available to Common Stockholders [Line Item]
Total	70,400,000	4,400,000	4,400,000	4,400,000
Preferred Stock [Member]
Schedule of Net Income (Loss) Per Share Available to Common Stockholders [Line Item]
Total	406,664	406,664	406,664	406,664